INVESTMENTS (Details)	Dec. 31, 2022 USD ($)
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis	$ 96,857,000
Gross unrealized gains	0
Gross unrealized loss	(219,000)
Fair value	96,638,000
Continuous unrealized losses for 12 moths or greater	0
Bank deposits
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis	25,354,000
Gross unrealized gains	0
Gross unrealized loss	0
Fair value	25,354,000
Agency bonds
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis	36,202,000
Gross unrealized gains	0
Gross unrealized loss	(217,000)
Fair value	35,985,000
Municipal bonds
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis	510,000
Gross unrealized gains	0
Gross unrealized loss	(2,000)
Fair value	508,000
Commercial paper
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis	28,827,000
Gross unrealized gains	0
Gross unrealized loss	0
Fair value	28,827,000
Treasury bills
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis	5,964,000
Gross unrealized gains	0
Gross unrealized loss	0
Fair value	5,964,000
Total held-to-maturity marketable securities
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis	71,503,000
Gross unrealized gains	0
Gross unrealized loss	(219,000)
Fair value	$ 71,284,000